PROPERTY AND EQUIPMENT (Property, Plant and Equipment other than mining properties and mineral rights)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Property, Plant and Equipment other than mining properties and mineral rights
Property and equipment
PROPERTY AND EQUIPMENT

NOTE 5 — PROPERTY AND EQUIPMENT

Property and equipment consisted of the following:

	Estimated Life	June 30, 2014	December 31, 2013
Furniture and fixtures	5 years	$56,995	$56,995
Office and computer equipment	1 - 5 years	313,657	234,518
Land	—	266,977	266,977
Building and improvements	5 - 25 years	738,959	730,068
Site costs	10 years	1,272,732	1,272,732
Crushing system	20 years	2,256,943	2,256,943
Process plant and equipment	10 years	3,169,442	3,169,442
Vehicles and mining equipment	5 - 10 years	695,825	695,825
		8,771,530	8,683,500
Less: accumulated depreciation		(2,720,914)	(2,232,860)

		$6,050,616	$6,450,640

For the six months ended June 30, 2014 and 2013, depreciation expense amounted to $488,054 and $487,905, respectively.

NOTE 6 — PROPERTY AND EQUIPMENT

Property and equipment consisted of the following:

	Estimated Life	December 31, 2013	December 31, 2012
Furniture and fixtures	5 years	$56,995	$56,995
Office and computer equipment	1 - 5 years	234,518	220,060
Land	—	266,977	266,977
Building and improvements	5 - 25 years	730,068	727,965
Site costs	10 years	1,272,732	1,272,732
Crushing system	20 years	2,256,943	2,256,943
Process plant and equipment	10 years	3,169,442	3,166,280
Vehicles and mining equipment	5 - 10 years	695,825	682,373
		8,683,500	8,650,325
Less: accumulated depreciation		(2,232,860)	(1,263,549)

		$6,450,640	$7,386,776

For the years ended December 31, 2013 and 2012, depreciation expense amounted to $969,311 and $992,648 respectively.